Capital and Capital Reserves (Details Textual) - ILS (₪) ₪ / shares in Units, ₪ in Millions	1 Months Ended
	May 25, 2016	Nov. 19, 2015	Aug. 31, 2015	May 21, 2015	Dec. 31, 2017	Dec. 31, 2016
Capital and Capital Reserves [Abstract]
Ordinary shares par value					₪ 0.1	₪ 0.1
Dividend declared	₪ 11.88	₪ 1.27	₪ 0.73	₪ 2.24
Aggregate dividends	₪ 355	₪ 38	₪ 22	₪ 67
Dividend payment date	Jun. 29, 2016	Dec. 10, 2015	Sep. 29, 2015	Jun. 16, 2015